Post-employment benefits for associates (Details 6) $ in Millions	Dec. 31, 2019 USD ($)
Discount rate | 25 basis point change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (787)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	837
Life expectancy | 1 year increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	848
Rate of pension increase | 25 basis point change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	546
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(135)
Interest on savings account | 25 basis point change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	62
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(60)
Salary increase | 25 basis point change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	54
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (55)